UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                   USAA INCOME Fund

                              [GRAPHIC OF USAA INCOME FUND]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                18

    Notes to Portfolio of Investments                                       33

    Financial Statements                                                    37

    Notes to Financial Statements                                           40

    Expense Example                                                         50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                            WE BELIEVE LONG-TERM RATES COULD
                                         GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]          BUT DON'T THINK MARKET CONDITIONS WILL
                                             DRIVE LONG-TERM RATES OVER 5%.

                                                            "

                                                                  February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                          1/31/05                   7/31/04
--------------------------------------------------------------------------------
Net Assets                            $1,765.2 Million          $1,710.0 Million
Net Asset Value Per Share                  $12.46                    $12.24

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*                                           30-DAY SEC YIELD**
       4.09%                                                         3.83%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2005

                ------------               ---------------               ------------
                TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
                ------------               ---------------               ------------
10 YEARS           7.57%           =            6.37%            +           1.20%
5 YEARS            7.87%           =            5.81%            +           2.06%
1 YEAR             4.39%           =            4.55%            +           0.16%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2005

       [BAR CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
                 FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2005]

                                ------------
                                TOTAL RETURN
                                ------------
1/31/1996                           21.24%
1/31/1997                            1.11%
1/31/1998                           12.17%
1/31/1999                            8.01%
1/31/2000                           -4.35%
1/31/2001                           15.46%
1/31/2002                            6.33%
1/31/2003                            8.08%
1/31/2004                            5.45%
1/31/2005                            4.39%

                                ---------------
                                DIVIDEND RETURN
                                ---------------
1/31/1996                            8.01%
1/31/1997                            6.72%
1/31/1998                            7.28%
1/31/1999                            6.85%
1/31/2000                            5.91%
1/31/2001                            7.64%
1/31/2002                            6.66%
1/31/2003                            5.68%
1/31/2004                            4.64%
1/31/2005                            4.55%

                             ---------------------
                             CHANGE IN SHARE PRICE
                             ---------------------
1/31/1996                            13.23%
1/31/1997                            -5.61%
1/31/1998                             4.89%
1/31/1999                             1.16%
1/31/2000                           -10.26%
1/31/2001                             7.82%
1/31/2002                            -0.33%
1/31/2003                             2.40%
1/31/2004                             0.81%
1/31/2005                            -0.16%

                     [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                    LIPPER CORPORATE
                           USAA                       DEBT FUNDS
                        INCOME FUND                 A RATED AVERAGE
                        -----------                 ----------------
1/31/1996                  6.46%                         6.11%
1/31/1997                  6.84%                         6.20%
1/31/1998                  6.46%                         5.92%
1/31/1999                  6.49%                         5.53%
1/31/2000                  6.72%                         6.07%
1/31/2001                  6.58%                         5.89%
1/31/2002                  6.55%                         5.33%
1/31/2003                  5.31%                         4.63%
1/31/2004                  4.49%                         3.82%
1/31/2005                  4.42%                         3.75%

                                   [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/96 TO 1/31/05.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LEHMAN BROTHERS            USAA                 LIPPER            LIPPER CORPORATE
                     U.S. AGGREGATE            INCOME             A RATED BOND            DEBT FUNDS
                       BOND INDEX               FUND              FUNDS INDEX          A RATED AVERAGE
                     ---------------           ------             ------------         ----------------
 1/31/1995             $10000.00             $10000.00             $10000.00              $10000.00
 2/28/1995              10237.76              10235.46              10241.91               10242.34
 3/31/1995              10300.57              10226.52              10316.59               10315.35
 4/30/1995              10444.45              10402.71              10464.00               10466.60
 5/31/1995              10848.62              10899.43              10932.77               10925.28
 6/30/1995              10928.16              10934.61              11010.28               11000.90
 7/31/1995              10903.75              10916.63              10956.84               10949.17
 8/31/1995              11035.35              11124.32              11109.38               11096.57
 9/30/1995              11142.71              11360.75              11228.83               11220.62
10/31/1995              11287.62              11570.71              11398.01               11390.45
11/30/1995              11456.76              11791.21              11585.06               11571.80
12/31/1995              11617.54              12058.74              11771.58               11758.62
 1/31/1996              11694.69              12124.01              11826.97               11811.00
 2/29/1996              11491.41              11695.12              11559.40               11540.73
 3/31/1996              11411.53              11554.42              11466.05               11440.78
 4/30/1996              11347.35              11384.45              11378.25               11346.04
 5/31/1996              11324.31              11355.48              11353.73               11322.12
 6/30/1996              11476.39              11604.52              11495.17               11467.47
 7/31/1996              11507.79              11547.43              11519.15               11487.22
 8/31/1996              11488.51              11517.81              11487.17               11453.87
 9/30/1996              11688.71              11731.00              11705.39               11669.20
10/31/1996              11947.64              12062.88              11992.04               11949.66
11/30/1996              12152.28              12357.61              12237.24               12196.07
12/31/1996              12039.29              12218.98              12099.35               12055.07
 1/31/1997              12076.16              12259.14              12117.57               12068.78
 2/28/1997              12106.20              12299.02              12160.42               12106.98
 3/31/1997              11972.04              12078.08              11992.80               11936.84
 4/30/1997              12151.26              12220.35              12161.75               12111.27
 5/31/1997              12266.13              12363.04              12274.93               12221.17
 6/30/1997              12411.72              12557.23              12440.89               12385.43
 7/31/1997              12746.42              12950.54              12841.35               12798.60
 8/31/1997              12637.70              12816.40              12678.56               12627.76
 9/30/1997              12824.08              13086.38              12895.35               12842.26
10/31/1997              13010.12              13274.61              13061.44               13029.77
11/30/1997              13070.03              13400.63              13122.95               13093.43
12/31/1997              13201.63              13569.65              13262.00               13232.78
 1/31/1998              13371.11              13750.80              13420.22               13409.09
 2/28/1998              13361.04              13718.89              13397.29               13378.78
 3/31/1998              13406.95              13761.88              13447.41               13425.39
 4/30/1998              13476.93              13827.18              13509.24               13484.77
 5/31/1998              13604.77              14011.81              13655.53               13637.95
 6/30/1998              13720.15              14164.70              13776.77               13759.52
 7/31/1998              13749.34              14208.71              13779.14               13758.29
 8/31/1998              13973.10              14396.49              13901.98               13927.91
 9/30/1998              14300.30              14613.58              14212.54               14253.97
10/31/1998              14224.68              14613.52              14032.94               14064.57
11/30/1998              14305.42              14704.60              14185.55               14199.12
12/31/1998              14348.43              14757.41              14231.45               14236.64
 1/31/1999              14450.84              14851.54              14352.29               14345.64
 2/28/1999              14198.57              14579.53              14033.86               14005.92
 3/31/1999              14277.25              14603.43              14125.83               14090.59
 4/30/1999              14322.48              14650.89              14172.21               14123.94
 5/31/1999              14197.03              14521.50              14011.17               13961.05
 6/30/1999              14151.80              14380.06              13942.83               13879.65
 7/31/1999              14091.55              14266.12              13880.37               13817.09
 8/31/1999              14084.38              14231.87              13842.27               13775.10
 9/30/1999              14247.90              14379.06              13974.40               13904.56
10/31/1999              14300.47              14395.44              13995.62               13923.11
11/30/1999              14299.44              14348.66              14005.26               13921.18
12/31/1999              14230.49              14189.44              13941.56               13844.05
 1/31/2000              14183.89              14205.00              13911.33               13816.15
 2/29/2000              14355.42              14422.74              14058.65               13967.85
 3/31/2000              14544.54              14655.21              14249.33               14165.15
 4/30/2000              14502.89              14606.99              14133.10               14040.76
 5/31/2000              14496.24              14661.83              14078.57               13972.39
 6/30/2000              14797.83              14977.10              14392.42               14277.64
 7/31/2000              14932.15              15137.97              14514.44               14412.20
 8/31/2000              15148.58              15352.20              14707.26               14608.77
 9/30/2000              15243.82              15502.00              14788.76               14678.50
10/31/2000              15344.69              15546.71              14850.89               14714.91
11/30/2000              15595.59              15760.83              15070.37               14941.46
12/31/2000              15884.89              16082.82              15378.97               15240.58
 1/31/2001              16144.67              16400.76              15665.11               15522.77
 2/28/2001              16285.31              16544.67              15806.52               15670.02
 3/31/2001              16367.06              16661.88              15862.57               15732.05
 4/30/2001              16299.13              16601.37              15772.77               15625.46
 5/31/2001              16397.45              16733.90              15876.68               15738.37
 6/30/2001              16459.40              16838.32              15940.87               15805.34
 7/31/2001              16827.39              17236.03              16302.71               16187.14
 8/31/2001              17020.09              17411.95              16486.57               16377.96
 9/30/2001              17218.42              17547.13              16550.75               16427.95
10/31/2001              17578.72              17866.84              16907.59               16791.21
11/30/2001              17336.36              17507.15              16702.43               16564.20
12/31/2001              17226.27              17302.16              16576.87               16433.18
 1/31/2002              17365.71              17439.65              16692.89               16542.96
 2/28/2002              17534.00              17564.10              16817.08               16669.27
 3/31/2002              17242.31              17238.97              16548.45               16378.83
 4/30/2002              17576.67              17504.35              16842.18               16676.80
 5/31/2002              17726.02              17668.60              16970.41               16811.36
 6/30/2002              17879.29              17803.56              17043.47               16899.10
 7/31/2002              18095.03              17873.24              17145.36               17032.10
 8/31/2002              18400.55              18275.51              17459.64               17350.95
 9/30/2002              18698.56              18584.17              17730.14               17636.48
10/31/2002              18613.39              18344.98              17552.08               17454.94
11/30/2002              18608.44              18388.34              17614.42               17514.02
12/31/2002              18992.81              18796.03              17997.50               17910.46
 1/31/2003              19009.03              18849.35              18035.92               17937.62
 2/28/2003              19272.04              19116.02              18298.78               18210.54
 3/31/2003              19257.20              19079.76              18285.30               18186.47
 4/30/2003              19416.10              19224.25              18489.82               18396.06
 5/31/2003              19778.11              19648.42              18876.01               18830.76
 6/30/2003              19738.86              19659.37              18833.08               18788.68
 7/31/2003              19075.25              18942.37              18187.08               18080.66
 8/31/2003              19201.90              19085.96              18307.83               18198.36
 9/30/2003              19710.18              19591.12              18808.58               18725.29
10/31/2003              19526.36              19481.29              18656.67               18556.31
11/30/2003              19573.13              19551.94              18715.81               18625.89
12/31/2003              19772.31              19717.97              18900.50               18808.18
 1/31/2004              19931.38              19876.89              19059.51               18981.54
 2/29/2004              20147.13              20079.30              19240.74               19169.03
 3/31/2004              20298.01              20239.23              19388.21               19316.70
 4/30/2004              19769.92              19680.99              18912.48               18806.36
 5/31/2004              19690.72              19607.02              18815.90               18695.34
 6/30/2004              19802.01              19712.45              18912.25               18788.65
 7/31/2004              19998.29              19933.53              19092.98               18969.23
 8/31/2004              20379.76              20283.97              19451.86               19327.18
 9/30/2004              20435.06              20360.54              19514.70               19398.41
10/31/2004              20606.43              20532.99              19673.93               19560.02
11/30/2004              20442.06              20410.90              19554.76               19420.63
12/31/2004              20630.15              20609.55              19753.17               19628.70
 1/31/2005              20759.70              20749.18              19889.63               19770.18

                                   [END CHART]

                       DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                 o The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Income Fund had a total return of 4.09% for the six months ended January 31, 2005. This compares favorably to a 3.88% return for the Lipper Corporate Debt Funds A Rated Average, a 4.17% return for the Lipper A Rated Bond Funds Index, and a 3.81% return for the Lehman Brothers U.S. Aggregate Bond Index.

                 For the period, our defensive posture with regard to interest-rate sensitivity hurt the Fund's relative performance. However, our sector and yield curve positioning was strong enough to allow the Fund to outperform the Lehman Brothers U.S. Aggregate Bond Index.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                            * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE INTERMEDIATE-TERM BOND CATEGORY
                   (749 FUNDS IN CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL
                     MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                  FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the intermediate-term bond category, the USAA Income Fund received a Morningstar Rating of 4 stars for the three-, five, and 10-year periods among 749, 560, and 283 funds, respectively, through January 31, 2005. Ratings are based on risk-adjusted returns.

                      [LOGO OF LIPPER LEADER        [LOGO OF LIPPER LEADER
                           TOTAL RETURN]                    EXPENSE]

                 The Fund is listed as a Lipper Leader for Total Return and Expense of 164 and 166 funds, respectively, within the Lipper Corporate Debt Funds A Rated category for the overall period ending January 31, 2005. The Fund received a Lipper Leader rating for Total Return among 127 and 70 funds for the five- and 10-year periods, respectively, and a score of 3 among 164 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 166, 129, AND 71 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                       TREASURY YIELDS AND FED FUNDS RATE

                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                  30-YEAR YIELD       10-YEAR YIELD        2-YEAR YIELD       FEDERAL FUNDS RATE
                  -------------       -------------        ------------       ------------------
  1/1/2004           5.0740%             4.2470%             1.8230%                1.00%
  1/2/2004           5.1710%             4.3810%             1.9030%                1.00%
  1/5/2004           5.1780%             4.3790%             1.9190%                1.00%
  1/6/2004           5.1020%             4.2730%             1.8220%                1.00%
  1/7/2004           5.0770%             4.2440%             1.8220%                1.00%
  1/8/2004           5.0860%             4.2570%             1.8300%                1.00%
  1/9/2004           4.9600%             4.0820%             1.6600%                1.00%
 1/12/2004           4.9730%             4.0880%             1.6520%                1.00%
 1/13/2004           4.9200%             4.0130%             1.5870%                1.00%
 1/14/2004           4.8950%             3.9960%             1.6270%                1.00%
 1/15/2004           4.8560%             3.9710%             1.6430%                1.00%
 1/16/2004           4.8930%             4.0320%             1.6740%                1.00%
 1/19/2004           4.8930%             4.0320%             1.6740%                1.00%
 1/20/2004           4.9250%             4.0570%             1.6570%                1.00%
 1/21/2004           4.9050%             4.0200%             1.6410%                1.00%
 1/22/2004           4.8440%             3.9550%             1.5990%                1.00%
 1/23/2004           4.9440%             4.0740%             1.6640%                1.00%
 1/26/2004           4.9840%             4.1320%             1.6970%                1.00%
 1/27/2004           4.9380%             4.0760%             1.6470%                1.00%
 1/28/2004           5.0040%             4.1900%             1.8210%                1.00%
 1/29/2004           5.0010%             4.1750%             1.7870%                1.00%
 1/30/2004           4.9620%             4.1340%             1.8230%                1.00%
  2/2/2004           4.9840%             4.1470%             1.8070%                1.00%
  2/3/2004           4.9500%             4.0990%             1.7510%                1.00%
  2/4/2004           4.9560%             4.1140%             1.7580%                1.00%
  2/5/2004           4.9820%             4.1690%             1.8310%                1.00%
  2/6/2004           4.9180%             4.0790%             1.7500%                1.00%
  2/9/2004           4.9010%             4.0540%             1.7410%                1.00%
 2/10/2004           4.9510%             4.1140%             1.8060%                1.00%
 2/11/2004           4.9010%             4.0330%             1.7090%                1.00%
 2/12/2004           4.9330%             4.0460%             1.7080%                1.00%
 2/13/2004           4.9170%             4.0420%             1.6750%                1.00%
 2/16/2004           4.9170%             4.0420%             1.6750%                1.00%
 2/17/2004           4.9120%             4.0400%             1.6660%                1.00%
 2/18/2004           4.9110%             4.0500%             1.6820%                1.00%
 2/19/2004           4.8950%             4.0330%             1.6490%                1.00%
 2/20/2004           4.9540%             4.0980%             1.7060%                1.00%
 2/23/2004           4.9020%             4.0380%             1.6560%                1.00%
 2/24/2004           4.8970%             4.0250%             1.6400%                1.00%
 2/25/2004           4.8870%             4.0090%             1.6060%                1.00%
 2/26/2004           4.9060%             4.0360%             1.6770%                1.00%
 2/27/2004           4.8380%             3.9730%             1.6450%                1.00%
  3/1/2004           4.8390%             3.9750%             1.6530%                1.00%
  3/2/2004           4.9020%             4.0440%             1.7250%                1.00%
  3/3/2004           4.9040%             4.0520%             1.7250%                1.00%
  3/4/2004           4.8780%             4.0170%             1.7010%                1.00%
  3/5/2004           4.7640%             3.8510%             1.5650%                1.00%
  3/8/2004           4.7090%             3.7700%             1.5000%                1.00%
  3/9/2004           4.6700%             3.7230%             1.4840%                1.00%
 3/10/2004           4.6700%             3.7300%             1.5080%                1.00%
 3/11/2004           4.6650%             3.7000%             1.4590%                1.00%
 3/12/2004           4.7180%             3.7790%             1.5230%                1.00%
 3/15/2004           4.7060%             3.7640%             1.5310%                1.00%
 3/16/2004           4.6430%             3.6810%             1.4740%                1.00%
 3/17/2004           4.6650%             3.7130%             1.4980%                1.00%
 3/18/2004           4.7010%             3.7560%             1.5230%                1.00%
 3/19/2004           4.7050%             3.7730%             1.5140%                1.00%
 3/22/2004           4.6650%             3.7150%             1.4810%                1.00%
 3/23/2004           4.6530%             3.6920%             1.4730%                1.00%
 3/24/2004           4.6590%             3.7090%             1.4640%                1.00%
 3/25/2004           4.6930%             3.7390%             1.5040%                1.00%
 3/26/2004           4.7620%             3.8310%             1.5840%                1.00%
 3/29/2004           4.8110%             3.8900%             1.6160%                1.00%
 3/30/2004           4.8140%             3.8960%             1.6240%                1.00%
 3/31/2004           4.7730%             3.8370%             1.5760%                1.00%
  4/1/2004           4.8020%             3.8800%             1.6240%                1.00%
  4/2/2004           4.9790%             4.1450%             1.8500%                1.00%
  4/5/2004           5.0420%             4.2080%             1.8830%                1.00%
  4/6/2004           4.9980%             4.1490%             1.8350%                1.00%
  4/7/2004           5.0050%             4.1590%             1.8430%                1.00%
  4/8/2004           5.0290%             4.1930%             1.8610%                1.00%
  4/9/2004           5.0290%             4.1930%             1.8610%                1.00%
 4/12/2004           5.0610%             4.2300%             1.8870%                1.00%
 4/13/2004           5.1560%             4.3540%             1.9940%                1.00%
 4/14/2004           5.1600%             4.3660%             2.0770%                1.00%
 4/15/2004           5.2100%             4.4020%             2.0610%                1.00%
 4/16/2004           5.1700%             4.3400%             1.9890%                1.00%
 4/19/2004           5.2100%             4.3870%             2.0390%                1.00%
 4/20/2004           5.2620%             4.4590%             2.1560%                1.00%
 4/21/2004           5.2270%             4.4250%             2.1650%                1.00%
 4/22/2004           5.1950%             4.3830%             2.1160%                1.00%
 4/23/2004           5.2400%             4.4600%             2.2360%                1.00%
 4/26/2004           5.2280%             4.4360%             2.2290%                1.00%
 4/27/2004           5.2000%             4.3850%             2.1460%                1.00%
 4/28/2004           5.2870%             4.4990%             2.2480%                1.00%
 4/29/2004           5.3150%             4.5380%             2.3510%                1.00%
 4/30/2004           5.2860%             4.5070%             2.3190%                1.00%
  5/3/2004           5.2790%             4.5010%             2.3110%                1.00%
  5/4/2004           5.3450%             4.5670%             2.3270%                1.00%
  5/5/2004           5.3580%             4.5810%             2.3270%                1.00%
  5/6/2004           5.3680%             4.6000%             2.3760%                1.00%
  5/7/2004           5.4670%             4.7730%             2.6220%                1.00%
 5/10/2004           5.4920%             4.7940%             2.5900%                1.00%
 5/11/2004           5.4540%             4.7480%             2.5740%                1.00%
 5/12/2004           5.5230%             4.8070%             2.5900%                1.00%
 5/13/2004           5.5620%             4.8540%             2.6570%                1.00%
 5/14/2004           5.4860%             4.7700%             2.5340%                1.00%
 5/17/2004           5.4230%             4.6910%             2.4680%                1.00%
 5/18/2004           5.4550%             4.7360%             2.5180%                1.00%
 5/19/2004           5.4770%             4.7740%             2.5600%                1.00%
 5/20/2004           5.4200%             4.7020%             2.5020%                1.00%
 5/21/2004           5.4590%             4.7580%             2.5450%                1.00%
 5/24/2004           5.4330%             4.7340%             2.5290%                1.00%
 5/25/2004           5.4110%             4.7220%             2.5380%                1.00%
 5/26/2004           5.3660%             4.6570%             2.4460%                1.00%
 5/27/2004           5.3160%             4.6020%             2.4640%                1.00%
 5/28/2004           5.3460%             4.6490%             2.5360%                1.00%
 5/31/2004           5.3460%             4.6490%             2.5360%                1.00%
  6/1/2004           5.3970%             4.7020%             2.5930%                1.00%
  6/2/2004           5.4280%             4.7400%             2.6420%                1.00%
  6/3/2004           5.4160%             4.7120%             2.6180%                1.00%
  6/4/2004           5.4580%             4.7740%             2.6910%                1.00%
  6/7/2004           5.4540%             4.7620%             2.6590%                1.00%
  6/8/2004           5.4490%             4.7640%             2.6920%                1.00%
  6/9/2004           5.4810%             4.8070%             2.7660%                1.00%
 6/10/2004           5.4700%             4.7950%             2.7990%                1.00%
 6/11/2004           5.4750%             4.8010%             2.8090%                1.00%
 6/14/2004           5.5310%             4.8720%             2.9340%                1.00%
 6/15/2004           5.3640%             4.6780%             2.7520%                1.00%
 6/16/2004           5.4010%             4.7240%             2.7930%                1.00%
 6/17/2004           5.3510%             4.6800%             2.7600%                1.00%
 6/18/2004           5.3780%             4.7120%             2.7870%                1.00%
 6/21/2004           5.3690%             4.6860%             2.7530%                1.00%
 6/22/2004           5.4060%             4.7190%             2.7620%                1.00%
 6/23/2004           5.3830%             4.6980%             2.7290%                1.00%
 6/24/2004           5.3380%             4.6460%             2.7540%                1.00%
 6/25/2004           5.3360%             4.6480%             2.7380%                1.00%
 6/28/2004           5.4090%             4.7370%             2.8590%                1.00%
 6/29/2004           5.3660%             4.6880%             2.8190%                1.00%
 6/30/2004           5.2890%             4.5830%             2.6810%                1.25%
  7/1/2004           5.2880%             4.5650%             2.6410%                1.25%
  7/2/2004           5.2060%             4.4610%             2.5260%                1.25%
  7/5/2004           5.2060%             4.4570%             2.5260%                1.25%
  7/6/2004           5.2190%             4.4760%             2.5420%                1.25%
  7/7/2004           5.2250%             4.4760%             2.5420%                1.25%
  7/8/2004           5.2240%             4.4720%             2.5170%                1.25%
  7/9/2004           5.2080%             4.4580%             2.5160%                1.25%
 7/12/2004           5.1990%             4.4470%             2.5240%                1.25%
 7/13/2004           5.2110%             4.4720%             2.5570%                1.25%
 7/14/2004           5.2180%             4.4820%             2.5890%                1.25%
 7/15/2004           5.2130%             4.4820%             2.6050%                1.25%
 7/16/2004           5.1160%             4.3510%             2.4970%                1.25%
 7/19/2004           5.1110%             4.3530%             2.5220%                1.25%
 7/20/2004           5.1740%             4.4460%             2.6210%                1.25%
 7/21/2004           5.1990%             4.4680%             2.6620%                1.25%
 7/22/2004           5.1870%             4.4460%             2.6540%                1.25%
 7/23/2004           5.1670%             4.4320%             2.6530%                1.25%
 7/26/2004           5.2110%             4.4870%             2.7120%                1.25%
 7/27/2004           5.3180%             4.6150%             2.7960%                1.25%
 7/28/2004           5.3130%             4.5850%             2.7370%                1.25%
 7/29/2004           5.2950%             4.5770%             2.7540%                1.25%
 7/30/2004           5.1980%             4.4770%             2.6810%                1.25%
  8/2/2004           5.1890%             4.4510%             2.6490%                1.25%
  8/3/2004           5.1680%             4.4260%             2.6400%                1.25%
  8/4/2004           5.1660%             4.4200%             2.6480%                1.25%
  8/5/2004           5.1540%             4.4020%             2.6480%                1.25%
  8/6/2004           5.0370%             4.2220%             2.3870%                1.25%
  8/9/2004           5.0590%             4.2580%             2.4440%                1.25%
 8/10/2004           5.0680%             4.2910%             2.5330%                1.50%
 8/11/2004           5.0560%             4.2730%             2.5000%                1.50%
 8/12/2004           5.0490%             4.2560%             2.5000%                1.50%
 8/13/2004           5.0180%             4.2290%             2.4580%                1.50%
 8/16/2004           5.0510%             4.2640%             2.4820%                1.50%
 8/17/2004           5.0040%             4.1920%             2.3990%                1.50%
 8/18/2004           5.0380%             4.2380%             2.4320%                1.50%
 8/19/2004           5.0270%             4.2150%             2.3820%                1.50%
 8/20/2004           5.0250%             4.2340%             2.4380%                1.50%
 8/23/2004           5.0750%             4.2850%             2.4710%                1.50%
 8/24/2004           5.0640%             4.2730%             2.4540%                1.50%
 8/25/2004           5.0490%             4.2630%             2.4700%                1.50%
 8/26/2004           5.0090%             4.2110%             2.4760%                1.50%
 8/27/2004           5.0210%             4.2280%             2.4840%                1.50%
 8/30/2004           4.9810%             4.1780%             2.4600%                1.50%
 8/31/2004           4.9280%             4.1190%             2.3950%                1.50%
  9/1/2004           4.9260%             4.1150%             2.3870%                1.50%
  9/2/2004           5.0020%             4.2150%             2.4600%                1.50%
  9/3/2004           5.0590%             4.2960%             2.5820%                1.50%
  9/6/2004           5.0610%             4.2930%             2.5910%                1.50%
  9/7/2004           5.0100%             4.2400%             2.5500%                1.50%
  9/8/2004           4.9540%             4.1610%             2.4690%                1.50%
  9/9/2004           4.9890%             4.1970%             2.4850%                1.50%
 9/10/2004           4.9850%             4.1880%             2.4850%                1.50%
 9/13/2004           4.9420%             4.1370%             2.4690%                1.50%
 9/14/2004           4.9340%             4.1260%             2.4360%                1.50%
 9/15/2004           4.9600%             4.1660%             2.4780%                1.50%
 9/16/2004           4.8740%             4.0740%             2.4120%                1.50%
 9/17/2004           4.9100%             4.1080%             2.4780%                1.50%
 9/20/2004           4.8670%             4.0580%             2.4280%                1.50%
 9/21/2004           4.8390%             4.0370%             2.4620%                1.75%
 9/22/2004           4.7740%             3.9800%             2.4620%                1.75%
 9/23/2004           4.7910%             4.0180%             2.5200%                1.75%
 9/24/2004           4.7990%             4.0290%             2.5710%                1.75%
 9/27/2004           4.7690%             3.9910%             2.5380%                1.75%
 9/28/2004           4.7990%             4.0040%             2.5210%                1.75%
 9/29/2004           4.8670%             4.0890%             2.5970%                1.75%
 9/30/2004           4.8930%             4.1210%             2.6090%                1.75%
 10/1/2004           4.9450%             4.1890%             2.6260%                1.75%
 10/4/2004           4.9280%             4.1660%             2.6420%                1.75%
 10/5/2004           4.9320%             4.1740%             2.6340%                1.75%
 10/6/2004           4.9690%             4.2220%             2.6910%                1.75%
 10/7/2004           4.9960%             4.2440%             2.6920%                1.75%
 10/8/2004           4.9080%             4.1310%             2.5860%                1.75%
10/11/2004           4.9000%             4.1320%             2.5860%                1.75%
10/12/2004           4.8790%             4.1000%             2.5530%                1.75%
10/13/2004           4.8690%             4.0570%             2.4960%                1.75%
10/14/2004           4.8230%             4.0260%             2.4710%                1.75%
10/15/2004           4.8460%             4.0550%             2.5200%                1.75%
10/18/2004           4.8390%             4.0430%             2.5120%                1.75%
10/19/2004           4.8160%             4.0340%             2.5450%                1.75%
10/20/2004           4.7730%             3.9820%             2.5040%                1.75%
10/21/2004           4.7700%             3.9970%             2.5450%                1.75%
10/22/2004           4.7620%             3.9760%             2.5200%                1.75%
10/25/2004           4.7540%             3.9720%             2.5120%                1.75%
10/26/2004           4.7740%             4.0010%             2.5290%                1.75%
10/27/2004           4.8450%             4.0840%             2.5870%                1.75%
10/28/2004           4.8180%             4.0510%             2.5770%                1.75%
10/29/2004           4.7900%             4.0250%             2.5520%                1.75%
 11/1/2004           4.8370%             4.0720%             2.5850%                1.75%
 11/2/2004           4.8140%             4.0480%             2.5690%                1.75%
 11/3/2004           4.8270%             4.0760%             2.5850%                1.75%
 11/4/2004           4.8160%             4.0740%             2.6260%                1.75%
 11/5/2004           4.8980%             4.1750%             2.7650%                1.75%
 11/8/2004           4.9320%             4.2180%             2.8070%                1.75%
 11/9/2004           4.9450%             4.2280%             2.8150%                1.75%
11/10/2004           4.9590%             4.2410%             2.8410%                2.00%
11/11/2004           4.9680%             4.2540%             2.8510%                2.00%
11/12/2004           4.8980%             4.1810%             2.8180%                2.00%
11/15/2004           4.8970%             4.1880%             2.8680%                2.00%
11/16/2004           4.9020%             4.2070%             2.8850%                2.00%
11/17/2004           4.8410%             4.1310%             2.8100%                2.00%
11/18/2004           4.8070%             4.1150%             2.8440%                2.00%
11/19/2004           4.8850%             4.2050%             2.9210%                2.00%
11/22/2004           4.8430%             4.1800%             2.9470%                2.00%
11/23/2004           4.8370%             4.1840%             2.9560%                2.00%
11/24/2004           4.8440%             4.2000%             3.0250%                2.00%
11/25/2004           4.8400%             4.1960%             3.0170%                2.00%
11/26/2004           4.8860%             4.2480%             3.0330%                2.00%
11/29/2004           4.9650%             4.3200%             3.0580%                2.00%
11/30/2004           5.0030%             4.3510%             3.0010%                2.00%
 12/1/2004           5.0120%             4.3670%             3.0090%                2.00%
 12/2/2004           5.0620%             4.4080%             3.0420%                2.00%
 12/3/2004           4.9280%             4.2520%             2.9200%                2.00%
 12/6/2004           4.8930%             4.2230%             2.9120%                2.00%
 12/7/2004           4.8880%             4.2230%             2.9360%                2.00%
 12/8/2004           4.7840%             4.1200%             2.8950%                2.00%
 12/9/2004           4.8340%             4.1680%             2.9280%                2.00%
12/10/2004           4.8190%             4.1510%             2.9360%                2.00%
12/13/2004           4.8050%             4.1490%             2.9610%                2.00%
12/14/2004           4.7700%             4.1240%             2.9610%                2.25%
12/15/2004           4.7120%             4.0760%             2.9370%                2.25%
12/16/2004           4.8260%             4.1860%             2.9860%                2.25%
12/17/2004           4.8270%             4.2010%             3.0040%                2.25%
12/20/2004           4.8120%             4.1850%             3.0290%                2.25%
12/21/2004           4.7960%             4.1640%             3.0290%                2.25%
12/22/2004           4.8280%             4.1950%             3.0040%                2.25%
12/23/2004           4.8430%             4.2260%             3.0130%                2.25%
12/24/2004           4.8450%             4.2160%             2.9960%                2.25%
12/27/2004           4.9200%             4.2980%             3.0560%                2.25%
12/28/2004           4.9160%             4.2930%             3.0730%                2.25%
12/29/2004           4.9440%             4.3240%             3.1070%                2.25%
12/30/2004           4.8730%             4.2550%             3.0850%                2.25%
12/31/2004           4.8270%             4.2200%             3.0690%                2.25%
  1/3/2005           4.8130%             4.2120%             3.0940%                2.25%
  1/4/2005           4.8870%             4.2910%             3.2000%                2.25%
  1/5/2005           4.8480%             4.2830%             3.2090%                2.25%
  1/6/2005           4.8460%             4.2630%             3.1600%                2.25%
  1/7/2005           4.8360%             4.2710%             3.1930%                2.25%
 1/10/2005           4.8180%             4.2710%             3.2180%                2.25%
 1/11/2005           4.7810%             4.2380%             3.2100%                2.25%
 1/12/2005           4.7680%             4.2360%             3.2110%                2.25%
 1/13/2005           4.6910%             4.1650%             3.1780%                2.25%
 1/14/2005           4.7290%             4.2260%             3.2290%                2.25%
 1/17/2005           4.7270%             4.2100%             3.2290%                2.25%
 1/18/2005           4.6800%             4.1870%             3.2290%                2.25%
 1/19/2005           4.6560%             4.1730%             3.2210%                2.25%
 1/20/2005           4.6570%             4.1630%             3.1870%                2.25%
 1/21/2005           4.6440%             4.1420%             3.1460%                2.25%
 1/24/2005           4.6010%             4.1220%             3.1880%                2.25%
 1/25/2005           4.6820%             4.1940%             3.2140%                2.25%
 1/26/2005           4.6680%             4.1980%             3.2570%                2.25%
 1/27/2005           4.6850%             4.2200%             3.2840%                2.25%
 1/28/2005           4.6090%             4.1420%             3.2590%                2.25%
 1/31/2005           4.5860%             4.1300%             3.2760%                2.25%

                                   [END CHART]

Source: Bloomberg L.P.

WHY DID THE FUND ADOPT A DEFENSIVE POSTURE?

                 On June 30, 2004, a month before the period began, the Federal Reserve Board (the Fed) raised short-term interest rates, and subsequently raised rates four more times during the six-month period. We expected these Fed rate increases, as did the bond market, which sold off dramatically in the second quarter of 2004 in anticipation of the Fed's tightening moves. Additionally, the stronger economy and high oil prices pointed to potentially higher inflation, which tends to be negative for bonds. As it turned out, however, intermediate- and long-term rates declined over the reporting period, supported by strong foreign demand for U.S. securities.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             HISTORICAL YIELD CURVE

                [CHART OF HISTORICAL YIELD CURVE]

                  7/30/04             1/31/05             CHANGE
                  -------             -------            --------
3 MONTH            1.434%              2.458%             1.0231%
6 MONTH            1.749%              2.722%             0.9737%
 2 YEAR            2.677%              3.272%             0.5945%
 3 YEAR            3.006%              3.396%             0.3899%
 5 YEAR            3.694%              3.694%             0.0000%
10 YEAR            4.475%              4.128%            -0.3467%
30 YEAR            5.197%              4.585%            -0.6120%

                           [END CHART]

Source: Bloomberg L.P.

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

                 The Fund's primary objective is to provide maximum current income without undue risk to principal. We therefore focused on securities that had the potential to perform well in this environment of rising short-term rates and falling intermediate- and long-term rates. At the short end, the Fund held floating-rate notes whose coupon rates reset higher as short-term rates rose. Even before the period started, we took advantage of higher long-term rates in May and June 2004 to lock in yields on longer-term bonds, and this paid off as the period progressed.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW WAS THE FUND POSITIONED BY BOND MARKET SECTOR?

                 The largest contributor to performance was our allocation to corporate bonds, which performed well as corporate earnings and balance sheets improved. Our investment in Treasury inflation-protected securities (TIPS) helped performance as inflation rose slightly, while our holdings in mortgage-backed securities and REIT-preferred securities also added to performance. The Fund's net asset value increased over the period as we captured the price appreciation from falling long-term rates. Overall, we were able to reinvest in more favorable yields while remaining slightly defensive against the potential for higher rates.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

                 Although economic growth is still relatively strong, it is not overly robust, and has slowed slightly. So, while we expect the Fed to continue to raise short-term rates at a measured pace, slower growth tends to support the bond market and hasten the end of the Fed's tightening process. Shareholders should remember that the bond market has unexpectedly reversed course several times in the last three years, confounding the "experts." As the chart on page 6 shows, income is the overwhelming determinant of the Fund's total return. We'll continue to invest in a broadly diversified portfolio of quality securities, seeking to fulfill our objective of providing maximum current income without undue risk to principal.

                 On behalf of your Fund's investment team, thank you for giving us the opportunity to serve you. We appreciate your confidence and support.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                     1/31/05

    [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                      30%
AA                                       10%
A                                        24%
BBB                                      23%
BB                                        1%
U.S. Government                           8%
Money Market Instruments                  4%

                 [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-32.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

--------------------------------------------------------------------------------
                               TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                           COUPON RATE %         % OF NET ASSETS
                                           -------------------------------------
Fannie Mae Mortgage-Backed Pass-Through        5.00%                   2.3%

U.S. Treasury Bond                             5.25%                   2.2%

U.S. Treasury Inflation-Indexed Note           3.38%                   2.1%

U.S. Treasury Note                             4.00%                   1.7%

Household Finance Corp., Notes                 6.38%                   1.6%

Region of Lombardy, Global Notes               5.80%                   1.6%

U.S. Treasury Inflation-Indexed Note           3.88%                   1.6%

Phillips Petroleum Co., Notes                  8.75%                   1.4%

Landesbank Baden-Wuerttemberg,
   MTN, Subordinated Notes                     6.35%                   1.3%

GNMA Mortgage-Backed Pass-Through             5.00%                   1.2%

                 *EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                 PORTFOLIO MIX*
                                     1/31/05

             [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                            41.3%
Agency Debentures and Other
   U.S. Government Agencies                      13.5%
Eurodollar & Yankee Obligations                  11.1%
Preferred & Common Stocks &
   Convertible Bond                               9.2%
Asset-Backed Securities                           8.5%
U.S. Treasury Bond & Notes                        3.9%
U.S. TIPS                                         3.7%
Money Market Instruments                          3.5%
Municipal Bonds                                   3.3%
Other Mortgage Securities                         1.1%

                      [END CHART]

     * EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-32.

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.3%)

              AEROSPACE & DEFENSE (0.5%)
  $ 9,000     Boeing Capital Corp., MTN, Senior Notes                     5.40%          11/30/2009       $    9,464
                                                                                                          ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    5,000     Caliber Systems, Inc., Notes                                7.80            8/01/2006            5,293
                                                                                                          ----------
              AUTOMOBILE MANUFACTURERS (1.5%)
   15,000     DaimlerChrysler NA Holding, Global Debentures               8.00            6/15/2010           17,317
   10,000     Toyota Motor Credit Corp., MTN                              4.85            2/27/2015            9,891
                                                                                                          ----------
                                                                                                              27,208
                                                                                                          ----------
              BIOTECHNOLOGY (0.6%)
   10,000     Amgen, Inc., Senior Notes(a)                                4.85           11/18/2014           10,104
                                                                                                          ----------
              BREWERS (0.3%)
    5,000     Miller Brewing Co., Guaranteed Notes(a)                     4.25            8/15/2008            5,031
                                                                                                          ----------
              BROADCASTING & CABLE TV (1.2%)
   10,000     Comcast Cable Communications, Inc., Senior Notes(h)         6.88            6/15/2009           11,056
    5,000     Continental Cablevision, Inc., Debentures                   9.50            8/01/2013            5,385
    5,000     Univision Communications, Inc., Senior Notes                3.50           10/15/2007            4,927
                                                                                                          ----------
                                                                                                              21,368
                                                                                                          ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000     Caterpillar Financial Services                              2.33(b)        11/14/2005           10,009
    5,000     John Deere Capital Corp., MTN, Senior Notes                 2.64(b)         5/20/2005            5,004
   10,000     John Deere Capital Corp., Global Debentures                 5.10            1/15/2013           10,421
                                                                                                         -----------
                                                                                                              25,434
                                                                                                          ----------
              CONSUMER FINANCE (5.3%)
   10,000     American Express Credit Corp., Notes                        2.64(b)         9/19/2006           10,021
   10,000     American Honda Finance Corp., MTN(a)                        2.38(b)         5/11/2007           10,010
    2,000     Ford Motor Credit Corp., Global Notes                       7.60            8/01/2005            2,039
   10,000     General Motors Acceptance Corp., MTN                        3.92(b)        10/20/2005           10,046
    5,000     General Motors Acceptance Corp., Notes(h)                   6.75           12/01/2014            4,911
   25,200     Household Finance Corp., Notes(h)                           6.38           10/15/2011           27,833

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
  $10,000     MBNA American Bank, MTN                                     6.75%           3/15/2008       $   10,727
    7,000     SLM Corp., MTN, CPI Floating Rate Note                      4.56(b)         6/01/2009            6,957
   10,000     SLM Corp., Notes(h)                                         5.38            1/15/2013           10,539
                                                                                                          ----------
                                                                                                              93,083
                                                                                                          ----------
              DIVERSIFIED BANKS (1.2%)
   10,000     First Union Corp., Subordinated Notes                       7.50            7/15/2006           10,576
   10,000     Wells Fargo & Co., Global Notes                             2.52(b)         3/03/2006           10,015
                                                                                                          ----------
                                                                                                              20,591
                                                                                                          ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.4%)
    7,958     ServiceMaster Co., Notes                                    8.45            4/15/2005            8,008
                                                                                                          ----------
              ELECTRIC UTILITIES (6.0%)
    5,400     Entergy Arkansas, Inc., First Mortgage Bond                 5.90            6/01/2033            5,471
    2,375     FPL Energy American Wind, Senior Secured Bond(a)            6.64            6/20/2023            2,569
    5,000     Gulf Power Co., Senior Notes, Series K                      4.90           10/01/2014            5,054
   10,000     Northern States Power Co., First Mortgage Bond,
                 Series B                                                 8.00            8/28/2012           12,246
   10,000     Oncor Electric Delivery Co., Senior Secured Notes           6.38            5/01/2012           11,083
   10,000     Pinnacle West Capital Corp., Senior Notes                   2.96(b)        11/01/2005           10,007
    5,000     Power Contract Financing, Senior Notes(a)                   6.26            2/01/2010            5,206
    5,000     PPL Capital Funding, Inc., Guaranteed Notes, Series A       4.33            3/01/2009            4,940
    5,000     Public Service Electric & Gas Co., First Mortgage
                 Bond, Series A                                           2.66(b)         6/23/2006            4,999
    5,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)                   4.21           11/01/2014(c)         5,011
   12,060     TECO Energy, Inc., Senior Notes                            10.50           12/01/2007           13,899
   10,000     Tristate General & Transport Assoc., Bonds(a)               6.04            1/31/2018           10,642
   10,000     West Penn Power Co., Notes                                  6.63            4/15/2012           10,838
    4,000     Wisconsin Public Service Corp., Senior Secured Notes        4.88           12/01/2012            4,119
                                                                                                          ----------
                                                                                                             106,084
                                                                                                          ----------
              ENVIRONMENTAL SERVICES (1.6%)
   15,500     WMX Technologies, Inc., Notes                               7.00           10/15/2006           16,343
   10,000     WMX Technologies, Inc., Senior Notes                        7.38            8/01/2010           11,435
                                                                                                          ----------
                                                                                                              27,778
                                                                                                          ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (1.7%)
  $ 5,000     Enbridge Energy Partners, LP, Senior Notes                  5.35%          12/15/2014       $    5,112
   10,000     Energy Transfer Partners, Senior Notes(a)                   5.95            2/01/2015           10,268
    5,000     Kinder Morgan Energy Partners, LP, Senior Notes             5.13           11/15/2014            5,030
   10,000     Texas Gas Transmission Corp., LLC, Notes                    4.60            6/01/2015            9,676
                                                                                                          ----------
                                                                                                              30,086
                                                                                                          ----------
              HEALTH CARE FACILITIES (0.3%)
    5,000     HCA, Inc., Notes                                            5.25           11/06/2008            5,025
                                                                                                          ----------
              HOUSEHOLD PRODUCTS (1.5%)
   17,000     Clorox Co., Notes                                           6.13            2/01/2011           18,647
    8,000     SC Johnson & Son, Inc., Senior Notes(a)                     5.00           12/15/2012            8,091
                                                                                                          ----------
                                                                                                              26,738
                                                                                                          ----------
              INTEGRATED OIL & GAS (1.5%)
      628     Exxon Mobil Corp., Pass-Through Trust Certificates,
                 Series 1995, Class B-6                                   6.15            7/02/2008              664
   21,000     Phillips Petroleum Co., Notes                               8.75            5/25/2010           25,522
                                                                                                          ----------
                                                                                                              26,186
                                                                                                          ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      500     Pacific Bell, Debentures                                    5.88            2/15/2006              512
    5,000     Sprint Capital Corp., Guaranteed Global Notes               6.00            1/15/2007            5,199
   11,000     Verizon Pennsylvania, Inc., Debentures, Series A            5.65           11/15/2011           11,614
                                                                                                          ----------
                                                                                                              17,325
                                                                                                          ----------
              LIFE & HEALTH INSURANCE (0.6%)
   10,000     John Hancock Global Funding II, MTN, Secured Notes          2.62(b)         3/06/2006           10,021
                                                                                                          ----------
              MANAGED HEALTH CARE (0.3%)
    5,000     Highmark, Inc., Senior Notes(a)                             6.80            8/15/2013            5,490
                                                                                                          ----------
              MOVIES & ENTERTAINMENT (0.6%)
   10,000     AOL Time Warner, Inc., Notes                                5.63            5/01/2005           10,065
                                                                                                          ----------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
    8,000     Duke Capital Corp. LLC, Senior Notes                        5.50            3/01/2014            8,236
    4,500     South Carolina Electric & Gas Co., First Mortgage Bond      5.30            5/15/2033            4,537
                                                                                                          ----------
                                                                                                              12,773
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
  $10,000     Halliburton Co., Senior Notes                               4.16%(b)       10/17/2005       $   10,075
                                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000     Kerr-McGee Corp., Notes                                     5.88            9/15/2006            5,164
                                                                                                          ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    8,000     Magellan Midstream Partners, LP, Notes(h)                   6.45            6/01/2014            8,738
                                                                                                          ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    8,000     Associates Corp. of North America, Global Senior Notes      6.25           11/01/2008            8,650
   10,000     Bank One Corp., Subordinated Notes                          7.88            8/01/2010           11,693
      500     Citicorp, Subordinated Notes                                6.38            1/15/2006              513
   10,000     Citigroup, Inc., Global Notes                               4.25            7/29/2009           10,089
                                                                                                          ----------
                                                                                                              30,945
                                                                                                          ----------
              PACKAGED FOODS & MEAT (1.5%)
   10,000     General Mills, Inc., Notes                                  2.63           10/24/2006            9,808
   15,000     Kellogg Co., Notes, Series B                                6.60            4/01/2011           16,844
      500     Sara Lee Corp., MTN, Series C                               6.30           11/07/2005              510
                                                                                                          ----------
                                                                                                              27,162
                                                                                                          ----------
              PHARMACEUTICALS (0.4%)
    6,500     Johnson & Johnson, Inc., Debentures                         4.95            5/15/2033            6,350
                                                                                                          ----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
    5,000     AXIS Capital Holdings Ltd., Senior Notes                    5.75           12/01/2014            5,060
   15,000     Berkshire Hathaway Finance Corp., Senior Notes(a)           4.85            1/15/2015           15,160
   10,000     Chubb Corp., Senior Notes                                   5.20            4/01/2013           10,274
    5,000     Ohio Casualty Corp., Notes                                  7.30            6/15/2014            5,458
                                                                                                          ----------
                                                                                                              35,952
                                                                                                          ----------
              RAILROADS (0.4%)
    2,058     CSX Transportation Inc., Notes                              9.75            6/15/2020            2,953
    2,842     Norfolk Southern Railway Co., Debentures                    9.75            6/15/2020            4,092
                                                                                                          ----------
                                                                                                               7,045
                                                                                                          ----------
              REAL ESTATE INVESTMENT TRUSTS (2.1%)
    9,000     Chelsea Property Group, Notes                               6.00            1/15/2013            9,522
    5,000     iStar Financial Inc., Senior Notes, Series B                5.70            3/01/2014            5,132

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
  $15,000     Pan Pacific Retail Properties, Inc., Notes                  7.95%           4/15/2011       $   17,190
    5,000     TriNet Corporate Realty Trust, Inc., Notes                  7.95            5/15/2006            5,241
                                                                                                          ----------
                                                                                                              37,085
                                                                                                          ----------
              REGIONAL BANKS (1.1%)
   10,000     Fifth Third Bank, Subordinated Notes                        4.75            2/01/2015           10,004
    8,000     Hudson United Bank, Subordinated Notes                      7.00            5/15/2012            8,990
                                                                                                          ----------
                                                                                                              18,994
                                                                                                          ----------
              SPECIALTY CHEMICALS (0.5%)
    8,000     Lubrizol Corp., Senior Notes(h)                             5.50           10/01/2014            8,226
                                                                                                          ----------
              THRIFTS & MORTGAGE FINANCE (1.7%)
   17,000     Washington Mutual, Inc., Subordinated Notes                 8.25            4/01/2010           19,819
   10,000     World Savings Bank Federal Savings Bank, Notes              4.13           12/15/2009            9,973
                                                                                                          ----------
                                                                                                              29,792
                                                                                                          ----------
              Total corporate obligations (cost: $685,878)                                                   728,683
                                                                                                          ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (11.1%)(d)

              BUILDING PRODUCTS (0.6%)
   10,000     CRH America, Inc., Notes (Ireland)                          5.30           10/15/2013           10,355
                                                                                                          ----------
              DIVERSIFIED BANKS (4.2%)
   10,000     ABN AMRO Bank N.V., Senior Notes (Netherlands)(h)           2.34(b)         5/11/2007           10,012
    6,000     Banco Santander, Subordinated Notes (Chile)(a)              5.38           12/09/2014            6,124
    5,000     Bayerische Landesbank, MTN (Germany)                        2.60           10/16/2006            4,919
    5,000     Canadian Imperial Bank Corp., Pass-Through
                 Certificates, Series 2002, Class A-1 (Canada)(a)         7.26            4/10/2032            5,791
   20,000     Landesbank Baden-Wuerttemberg, MTN, Subordinated
                 Notes (Germany)                                          6.35            4/01/2012           22,504
   15,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)              5.25           11/30/2012           15,635
   10,000     Royal Bank of Scotland, Senior Notes (United Kingdom)(a)    2.37(b)        11/24/2006           10,002
                                                                                                          ----------
                                                                                                              74,987
                                                                                                          ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.3%)
  $ 5,000     Glencore Funding, LLC, Notes (Switzerland)(a)               6.00%           4/15/2014       $    4,866
                                                                                                          ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000     Agrium, Inc., Debentures (Canada)                           8.25            2/15/2011           11,834
    8,000     Yara International ASA, Notes (Norway)(a)                   5.25           12/15/2014            8,117
                                                                                                          ----------
                                                                                                              19,951
                                                                                                          ----------
              FOREIGN GOVERNMENT (3.7%)
      500     Hydro-Quebec, MTN, Guaranteed Yankee Notes,
                 Series B (Canada)                                        6.98            2/28/2005              502
   10,000     Province of Quebec, Debentures (Canada)                     6.50            1/17/2006           10,287
   15,000     Province of Quebec, Global Debentures (Canada)              7.00            1/30/2007           15,973
   25,000     Region of Lombardy, Global Notes (Italy)                    5.80           10/25/2032           27,579
   10,000     Republic of Poland, Global Unsubordinated
                 Notes (Poland)                                           5.25            1/15/2014           10,455
                                                                                                          ----------
                                                                                                              64,796
                                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000     Nexen, Inc., Notes (Canada)(h)                              5.05           11/20/2013            4,993
                                                                                                          ----------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
   10,000     Westfield Capital Corp., Senior Notes (Australia)(a)        5.13           11/15/2014           10,088
                                                                                                          ----------
              REINSURANCE (0.3%)
    6,000     Stingray, Pass-Through Certificates (Bermuda)(a)            5.90            1/12/2015            6,058
                                                                                                          ----------
              Total Eurodollar and Yankee obligations (cost: $186,352)                                       196,094
                                                                                                          ----------
              ASSET-BACKED SECURITIES (8.5%)

              AIRLINES (1.1%)
    6,433     America West Airlines, Inc., Pass-Through Certificates,
                 Series 1996-1, Class A, EETC                             6.85            7/02/2009            6,409
    7,672     Northwest Airlines, Inc., Pass-Through Certificates,
                 Series 2002-1, Class G-2, EETC (INS)                     6.26           11/20/2021            7,934
    4,000     Southwest Airlines Co., Pass-Through Certificates,
                 Series 2001-1, Class A-2, EETC                           5.50           11/01/2006            4,105
                                                                                                          ----------
                                                                                                              18,448
                                                                                                          ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              ASSET-BACKED FINANCING (7.4%)
  $ 7,000     Arran Master Trust, Series 2000-B(a)                        2.88%(b)        3/15/2007       $    7,004
    7,200     Bank One Issuance Trust, Notes, Series 2003-A2,
                 Class A2                                                 2.53(b)        10/15/2008            7,208
   17,000     Chase Credit Card Owner Trust, Series 2002-5, Class A       2.58(b)        10/15/2009           17,045
   20,000     Citibank Credit Card Issuance Trust, Notes,
                 Series 2003-A4, Class A-4                                2.58(b)         3/20/2009           20,034
              Holmes Financing, Bonds,
    5,000        Series 7, Class 2A                                       2.81(b)         1/15/2008            5,012
    5,000        Series 1, Class 2A(a)                                    2.85(b)         7/15/2007            5,013
              Honda Auto Receivables Owner Trust, Notes,
    5,000        Series 2003-3, Class A3                                  2.14            4/23/2007            4,962
    5,000        Series 2004-2, Class A2                                  2.52            2/15/2007            4,985
   10,000     MBNA Credit Card Master Note Trust,
                 Series 2003-A2, Class A-2                                2.53(b)         8/15/2008           10,011
   10,000     Morgan Stanley Auto Loan Trust,
                 Series 2004-HB1, Class A-2                               1.92           10/15/2006            9,963
    3,125     Oncor Electric Delivery Transition Bond Co.,
                 Bonds, Series 2003-1, Class A1                           2.26            2/15/2009            3,097
   10,000     Rental Car Finance Corp., Series 2004-1A,
                 Class A (INS)(a)                                         2.73(b)         6/25/2009           10,049
              SLMA Student Loan Trust,
   10,000        Series 2004-7, Class A2                                  2.13(b)        10/25/2012           10,005
   10,000        Series 2004-8, Class A2                                  2.72(b)         7/25/2013           10,007
    6,669     Toyota Auto Receivables Owner Trust, Bonds,
                 Series 2003-A, Class A-3A                                2.50(b)         3/15/2007            6,673
                                                                                                          ----------
                                                                                                             131,068
                                                                                                          ----------
              Total asset-backed securities (cost: $149,156)                                                 149,516
                                                                                                          ----------
              U.S. GOVERNMENT AGENCY ISSUES (13.5%)(e)

              DEBENTURES (0.5%)
   10,000     Fannie Mae, CPI Floating Rate Note(+)(h)                    4.33(b)         2/17/2009            9,998
                                                                                                          ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (11.8%)
              Fannie Mae(+),
   40,464        Pool 254766                                              5.00            6/01/2033           40,487
    5,536        Pool 190312                                              6.50            4/01/2031            5,798
       89        Pool 594787                                              6.50            7/01/2031               93

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
  $ 8,916        Pool 254239                                              6.50%           3/01/2032       $    9,338
      230        Pool 050653                                              7.00           10/01/2022              245
      194        Pool 050724                                              7.00            3/01/2023              206
      696        Pool 197673                                              7.00            4/01/2023              742
              Government National Mortgage Assn. I,
   21,733        Pool 604568(h)                                           5.00            8/15/2033           21,919
    2,486        Pool 465553                                              6.00            8/15/2028            2,591
    1,815        Pool 457821                                              6.00            9/15/2028            1,892
    3,039        Pool 486544                                              6.00            9/15/2028            3,168
   19,719        Pool 780860                                              6.00            9/15/2028           20,556
    5,672        Pool 486629                                              6.00           10/15/2028            5,911
    2,383        Pool 464490                                              6.00            1/15/2029            2,482
      416        Pool 486877                                              6.00            1/15/2029              434
    1,963        Pool 495891                                              6.00            1/15/2029            2,044
    3,671        Pool 603869                                              6.00            1/15/2033            3,818
      148        Pool 346619                                              6.50            6/15/2023              157
      944        Pool 344923                                              6.50            7/15/2023            1,001
      238        Pool 352137                                              6.50            7/15/2023              253
      636        Pool 370820                                              6.50            9/15/2023              674
      815        Pool 347695                                              6.50           10/15/2023              864
    1,398        Pool 354665                                              6.50           10/15/2023            1,482
      218        Pool 365963                                              6.50           10/15/2023              232
    3,044        Pool 345138                                              6.50           12/15/2023            3,226
    1,187        Pool 337538                                              6.50           12/15/2023            1,258
      485        Pool 366685                                              6.50            1/15/2024              514
      863        Pool 374670                                              6.50            2/15/2024              914
      613        Pool 422656                                              6.50            4/15/2026              647
    3,430        Pool 780793                                              6.50            5/15/2028            3,621
    9,635        Pool 564926                                              6.50           10/15/2031           10,156
      291        Pool 352190                                              7.00            5/15/2023              311
      294        Pool 354578                                              7.00            5/15/2023              314
      360        Pool 354907                                              7.00            5/15/2023              384
      390        Pool 320067                                              7.00            5/15/2023              416
      649        Pool 357171                                              7.00            6/15/2023              693
      754        Pool 357179                                              7.00            6/15/2023              805
      213        Pool 359752                                              7.00            6/15/2023              227
    1,873        Pool 348925                                              7.00            8/15/2023            2,000
      340        Pool 352111                                              7.00            8/15/2023              363
    1,380        Pool 364585                                              7.00            8/15/2023            1,473
      233        Pool 337344                                              7.00            8/15/2023              249

26

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
  $   457        Pool 358732                                              7.00%           9/15/2023       $      488
      305        Pool 417226                                              7.00            1/15/2026              325
      190        Pool 417291                                              7.00            3/15/2026              203
       93        Pool 417333                                              7.00            3/15/2026               99
    2,367        Pool 780651                                              7.00           10/15/2027            2,520
    1,912        Pool 493950                                              7.00            6/15/2029            2,032
      880        Pool 504209                                              7.00            6/15/2029              935
    1,548        Pool 473009                                              7.00            7/15/2029            1,646
    1,665        Pool 564758                                              7.00            8/15/2031            1,768
    1,575        Pool 563613                                              7.00            7/15/2032            1,673
    1,597        Pool 352143                                              7.50            7/15/2023            1,726
    2,651        Pool 345637                                              7.50            6/15/2026            2,854
      660        Pool 422926                                              7.50            6/15/2026              710
    1,885        Pool 345761                                              7.50            7/15/2026            2,029
    1,057        Pool 447582                                              7.50            5/15/2027            1,138
    1,678        Pool 780716                                              7.50            2/15/2028            1,807
    1,571        Pool 780990                                              7.50           12/15/2028            1,689
    1,175        Pool 510300                                              7.50            8/15/2029            1,262
             Government National Mortgage Assn. II,
    8,859        Pool 003375                                              5.50            4/20/2033            9,093
    9,752        Pool 003273                                              6.00            8/20/2032           10,133
    6,570        Pool 003285                                              6.00            9/20/2032            6,827
    3,179        Pool 781494                                              6.50            8/20/2031            3,342
                                                                                                          ----------
                                                                                                             208,257
                                                                                                          ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.2%)
    3,733    Perforadora Centrale S.A. de C.V. "A" Guaranteed Bond,
                Series A, Title XI                                        5.24           12/15/2018            3,876
    6,000    Rowan Companies, Inc., Guaranteed Bond, Title XI             2.80           10/20/2013            5,696
   10,000    Totem Ocean Trailer Express, Inc., Series 2002-1,
                Title XI                                                  6.37           10/30/2027           11,110
                                                                                                          ----------
                                                                                                              20,682
                                                                                                          ----------
             Total U.S. government agency issues (cost: $231,309)                                            238,937
                                                                                                          ----------

             U.S. TREASURY SECURITIES (7.6%)

             BOND AND NOTES (3.9%)
   30,000    4.00%, 2/15/2014(h)                                                                              29,768
   35,771    5.25%, 11/15/2028(h)                                                                             38,750
                                                                                                          ----------
                                                                                                              68,518
                                                                                                          ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              INFLATION-INDEXED NOTES (3.7%)(f)
  $32,270     3.38%, 1/15/2012                                                                            $   36,554
   26,140     3.88%, 1/15/2009(h)                                                                             28,990
                                                                                                          ----------
                                                                                                              65,544
                                                                                                          ----------
              Total U.S. Treasury securities (cost: $122,448)                                                134,062
                                                                                                          ----------
              OTHER MORTGAGE SECURITIES (1.1%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.6%)
    4,000     Chase Commercial Mortgage Securities Corp.,
                 First Mortgage Pass-Through Certificates,
                 Series 1998-1, Class D                                   6.56%           5/18/2030            4,310
    7,000     Merrill Lynch Mortgage Trust, Commercial
                 Mortgage Pass-Through Certificates,
                 Series 2002-MW1, Class A-4                               5.62            7/12/2034            7,483
                                                                                                          ----------
                                                                                                              11,793
                                                                                                          ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (0.5%)(k)
   75,055     Bear Stearns Commercial Mortgage
                 Securities, Inc., Series 2004-ESA, Class X1
                 (acquired 6/17/2004; cost: $3,000)(a,l)                  1.24            5/14/2016            2,614
   46,256     Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP (acquired 8/13/2003;
                 cost: $4,747)(a,l)                                       1.96            1/11/2035            3,949
   44,462     Wachovia Bank Commercial Mortgage Trust,
                 Series 2003-C4 (acquired 8/06/2003;
                 cost: $2,248)(a,l)                                       1.02            4/15/2035            1,771
                                                                                                          ----------
                                                                                                               8,334
                                                                                                          ----------
              Total other mortgage securities (cost: $19,025)                                                 20,127
                                                                                                          ----------
              MUNICIPAL BONDS (3.3%)

              ELECTRIC UTILITIES (0.3%)
    5,000     Brazos River Auth., TX, PCRB, Series 1995A (TXU)            5.40            4/01/2030(c)         5,148
                                                                                                          ----------
              ELECTRIC/GAS UTILITY (0.2%)
    2,795     North Carolina Eastern Municipal Power Agency RB,
                 Series G                                                 5.55            1/01/2013            2,805
                                                                                                          ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.7%)
  $10,000     Illinois State Taxable Pension GO                           5.10%           6/01/2033       $    9,968
    2,200     Marin County, CA, Taxable Pension GO (INS)                  4.89            8/01/2016            2,205
                                                                                                          ----------
                                                                                                              12,173
                                                                                                          ----------
              NURSING/CCRC (0.5%)
    9,000     California Statewide Community
                 Development Auth., COP, SAVRS (INS)(n)                   6.00            5/15/2029            9,000
                                                                                                          ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    9,000     Harris County, TX, IDRB, Series 2002                        5.68            3/01/2023(c)         9,201
                                                                                                          ----------
              TOLL ROADS (1.1%)
   20,000     New Jersey Turnpike Auth. RB, Series 2003B,
                 Series B (INS)                                           4.25            1/01/2016           19,462
                                                                                                          ----------
              Total municipal bonds (cost: $57,379)                                                           57,789
                                                                                                          ----------

   NUMBER
OF SHARES
---------
              EQUITY SECURITIES (9.2%)

              COMMON STOCKS (0.4%)
              --------------------
              ELECTRIC UTILITIES (0.3%)
  140,000     Southern Co.                                                                                     4,728
                                                                                                          ----------
              PHARMACEUTICALS (0.1%)
   85,000     Merck & Co., Inc.                                                                                2,384
                                                                                                          ----------
                                                                                                               7,112
                                                                                                          ----------
              PREFERRED STOCKS (8.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   50,000     Dairy Farmers of America, Inc., 7.875%, cumulative
                 redeemable(a)                                                                                 5,272
                                                                                                          ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000     Ace Ltd., depositary shares "C", 7.80%,
                 cumulative redeemable (Cayman Islands)                                                        5,350
                                                                                                          ----------
              REAL ESTATE INVESTMENT TRUSTS (8.0%)
  200,000     BRE Properties, Inc. "C", 6.75%, cumulative redeemable                                           5,059

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                              MARKET
   NUMBER                                                                                                      VALUE
OF SHARES     SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
  200,000     Developers Diversified Realty Corp. "I", 7.50%, cumulative redeemable                       $    5,237
  439,000     Equity Office Properties Trust, depositary shares "G",
                7.75%, cumulative redeemable (h)                                                              11,812
   40,000     Equity Residential Properties Trust, depositary shares "B",
                9.125%, cumulative redeemable                                                                  1,042
  575,000     Equity Residential Properties Trust, depositary shares "C",
                9.125%, cumulative redeemable                                                                 15,453
  142,500     Equity Residential Properties Trust, depositary shares "K",
                8.29%, cumulative redeemable                                                                   8,443
  400,000     Gables Residential Trust "D", 7.50%, cumulative redeemable                                      10,388
  415,000     Kimco Realty Corp., depositary shares "F", 6.65%, cumulative redeemable                         10,868
  200,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                7.625%, cumulative redeemable                                                                  5,280
  250,000     Post Properties, Inc., "A", 8.50%, cumulative redeemable                                        15,773
  338,500     Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                         20,976
  400,000     Public Storage, Inc., "Z", 6.25%, cumulative redeemable                                          9,950
  400,000     Realty Income Corp., "D", 7.375%, cumulative redeemable                                         10,650
  200,000     Regency Centers Corp., "D", 7.25%, cumulative redeemable                                         5,306
  201,500     Weingarten Realty Investors, depositary shares "D",
                6.75%, cumulative redeemable                                                                   5,315
                                                                                                          ----------
                                                                                                             141,552
                                                                                                          ----------
                                                                                                             152,174
                                                                                                          ----------
              CONVERTIBLE BOND (0.2%)
              -----------------------
              ELECTRIC UTILITIES
  100,000     Great Plains Energy, Inc., 8.00%, 2/16/2007                                                      2,675
                                                                                                          ----------
              Total equity securities (cost: $147,402)                                                       161,961
                                                                                                          ----------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.5%)

              VARIABLE-RATE DEMAND NOTES (2.4%)(g)
              ------------------------------------
              ELECTRIC UTILITIES (0.6%)
  $10,550     Sempra Energy ESOP, Bonds, Series 1999 (NBGA)(a)            3.00%          11/01/2014       $   10,550
                                                                                                          ----------
              HEALTH CARE FACILITIES (0.6%)
    8,180     California Statewide Communities Development Auth. RB,
                 Taxable Elder Alliance, Series 2002-B
                 (LOC - Allied Irish Banks plc)                           2.60           11/15/2042            8,180
    3,295     McClellan, OH, LLC, Bonds, Series 2000 (LOC - Sky Bank)     3.80            9/01/2020            3,295
                                                                                                          ----------
                                                                                                              11,475
                                                                                                          ----------
              INDUSTRIAL MACHINERY (0.1%)
    1,155     Perrysburg Machine & Tool Industries, Inc., Taxable
                 Demand Notes, Series 2001 (LOC - Sky Bank)               3.80            1/04/2016            1,155
                                                                                                          ----------
              PAPER PACKAGING (0.1%)
    1,150     Oracle Packaging, Inc., Taxable Demand Notes,
                 Series 2000 (LOC - Sky Bank)                             3.80           12/01/2020            1,150
                                                                                                          ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    5,490     Blood Family Realty Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                         3.55           12/01/2025            5,490
    2,295     CAH Holdings, Inc., Notes, Series 2003
                 (LOC - First Commercial Bank)                            2.77            8/01/2028            2,295
    4,100     Lincoln Hills Development Corp., Notes, Series 2004
                 (LOC - Union Planters Bank, N.A.)                        2.63            4/01/2019            4,100
    1,015     Southtown Mobile Home Park, Taxable Option Notes,
                 Series 2000 (LOC - Sky Bank)                             3.80            7/01/2020            1,015
      875     Vista Funding Corp., Notes, Series 1998C
                 (LOC - Sky Bank)                                         3.80           12/01/2008              875
    1,995     Vista Funding Corp., Notes, Series 1999A
                 (LOC - Sky Bank)                                         3.80            3/01/2019            1,995

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
  $ 2,780     Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)           3.55%           1/01/2020       $    2,780
                                                                                                          ----------
                                                                                                              18,550
                                                                                                          ----------
                                                                                                              42,880
                                                                                                          ----------
              COMMERCIAL PAPER (1.1%)
              -----------------------
              THRIFTS & MORTGAGE FINANCE
   19,648     Countrywide Home Loans, Inc.                                2.52            2/01/2005           19,648
                                                                                                          ----------
              Total money market instruments (cost: $62,528)                                                  62,528
                                                                                                          ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.6%)

              CORPORATE OBLIGATIONS (1.4%)
              ----------------------------
              LIFE & HEALTH INSURANCE
   15,000     John Hancock Global Funding II, MTN, Secured Notes          2.82(b)         3/11/2005           15,005
   10,000     Monumental Global Funding II, Notes(a)                      2.80(b)         5/02/2005           10,007
                                                                                                          ----------
                                                                                                              25,012
                                                                                                          ----------
              ASSET-BACKED SECURITIES (1.4%)
              ------------------------------
   15,000     Stanfield Victoria Funding LLC(a)                           2.58(b)         6/01/2005           15,002
                                                                                                          ----------
   10,000     Whistlejacket Capital LLC(a)                                2.57(b)         5/16/2005           10,001
                                                                                                          ----------
                                                                                                              25,003
                                                                                                          ----------

              REPURCHASE AGREEMENTS (2.6%)(I)
              -------------------------------
   16,000     CS First Boston LLC, 2.48%, acquired on
                 1/31/2005 and due 2/01/2005 at $16,000
                 (collateralized by $16,365 of Fannie Mae
                 Discount Notes(e,+), 2.43%(m), due
                 3/09/2005, market value $16,324)                                                             16,000
   18,500     Deutsche Bank Securities, Inc., 2.49%,
                 acquired on 1/31/2005 and due 2/01/2005
                 at $18,500 (collateralized by $40,428 of
                 Fannie Mae Interest-Only Notes(e,+),
                 4.52%(b), due 8/25/2033; $6,741 of Fannie
                 Mae Notes(e,+), 4.39%(b), due 2/01/2034;
                 $93,205 of Government National Mortgage
                 Assoc. Interest-Only Notes(e), 4.72%,
                 due 8/16/2034; and $905 of FICO Strips(e,+),

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE             MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------
                 3.99%(m), due 11/02/2009; combined
                 market value $19,623)                                                                    $   18,500
  $11,100     Morgan Stanley & Co., Inc., 2.50%, acquired
                 on 1/31/2005 and due 2/01/2005 at $11,100
                 (collateralized by $11,360 of Fannie Mae
                 Discount Notes(e,+), 2.45%(m), due 3/16/2005;
                 market value $11,326)                                                                        11,100
                                                                                                          ----------
                                                                                                              45,600
                                                                                                          ----------
              COMMERCIAL PAPER (3.1%)
              -----------------------
              ASSET-BACKED FINANCING
   23,000     Millstone Funding Ltd.                                      2.35%(m)        2/02/2005           22,999
    9,211     Nieuw Amsterdam Receivables                                 2.50(m)         3/31/2005            9,155
   23,421     Rhineland Funding Capital Corp.                             2.33(m)         2/08/2005           23,294
                                                                                                          ----------
                                                                                                              55,448
                                                                                                          ----------
   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (0.1%)(j)
              ----------------------------
  966,568     AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 2.26%                                                                                966
   68,749     Merrill Lynch Premier Institutional Fund, 2.25%                                                     69
                                                                                                          ----------
                                                                                                               1,035
                                                                                                          ----------
              Total short-term investments purchased with
                 cash collateral from securities loaned
                 (cost: $152,227)                                                                            152,098
                                                                                                          ----------

              TOTAL INVESTMENTS (COST: $1,813,704)                                                        $1,901,795
                                                                                                          ==========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         (c) Security has a mandatory put, which shortens its effective maturity date.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA)

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

             and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) The security or a portion thereof was out on loan as of January 31, 2005.

         (i) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (j) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at January 31, 2005, was $8,334,000, which represented 0.5% of the Fund's net assets.

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

         COP          Certificate of Participation

         CPI          Consumer Price Index

         EETC         Enhanced Equipment Trust Certificate

         ESOP         Employee Stock Ownership Plan

         GO           General Obligation

         IDRB         Industrial Development Revenue Bond

         MTN          Medium-Term Note

         PCRB         Pollution Control Revenue Bond

         RB           Revenue Bond

         SAVRS        Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp., AMBAC Assurance Corp., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (including securities on loan of $147,227)
      (identified cost of $1,813,704)                                     $1,901,795
   Cash                                                                            5
   Receivables:
      Capital shares sold                                                      1,911
      Dividends and interest                                                  15,477
      Other                                                                       25
                                                                          ----------
         Total assets                                                      1,919,213
                                                                          ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       152,231
      Capital shares redeemed                                                  1,263
   Accrued management fees                                                       357
   Accrued transfer agent's fees                                                   8
   Other accrued expenses and payables                                           130
                                                                          ----------
         Total liabilities                                                   153,989
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,765,224
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $1,738,583
   Accumulated undistributed net investment income                               658
   Accumulated net realized loss on investments                              (62,108)
   Net unrealized appreciation of investments                                 88,091
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,765,224
                                                                          ==========
   Capital shares outstanding                                                141,695
                                                                          ==========
   Authorized shares of $.01 par value                                       270,000
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $    12.46
                                                                          ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $ 5,542
   Interest                                                               38,211
   Securities lending                                                        114
                                                                         -------
      Total income                                                        43,867
                                                                         -------
EXPENSES

   Management fees                                                         1,923
   Administrative and servicing fees                                       1,318
   Transfer agent's fees                                                   1,103
   Custody and accounting fees                                               142
   Postage                                                                    89
   Shareholder reporting fees                                                 30
   Directors' fees                                                             3
   Registration fees                                                          27
   Professional fees                                                          46
   Other                                                                      20
                                                                         -------
      Total expenses                                                       4,701
   Expenses paid indirectly                                                   (3)
                                                                         -------
      Net expenses                                                         4,698
                                                                         -------
NET INVESTMENT INCOME                                                     39,169
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                       4,190
   Change in net unrealized appreciation/depreciation                     26,598
                                                                         -------
      Net realized and unrealized gain                                    30,788
                                                                         -------
Increase in net assets resulting from operations                         $69,957
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                  1/31/2005          7/31/2004
                                                                 -----------------------------
FROM OPERATIONS
   Net investment income                                         $   39,169         $   75,913
   Net realized gain on investments                                   4,190              6,896
   Change in net unrealized appreciation/depreciation
      of investments                                                 26,598              5,465
                                                                 -----------------------------
      Increase in net assets resulting from operations               69,957             88,274
                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (38,862)           (77,248)
                                                                 -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        106,009            190,140
   Reinvested dividends                                              32,176             63,356
   Cost of shares redeemed                                         (114,088)          (312,321)
                                                                 -----------------------------
      Increase (decrease) in net assets from
         capital share transactions                                  24,097            (58,825)
                                                                 -----------------------------
Net increase (decrease) in net assets                                55,192            (47,799)
NET ASSETS
      Beginning of period                                         1,710,032          1,757,831
                                                                 -----------------------------
      End of period                                              $1,765,224         $1,710,032
                                                                 =============================
   Accumulated undistributed net investment income:
      End of period                                              $      658         $      351
                                                                 =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        8,533             15,359
   Shares issued for dividends reinvested                             2,594              5,138
   Shares redeemed                                                   (9,186)           (25,282)
                                                                 -----------------------------
      Increase (decrease) in shares outstanding                       1,941             (4,785)
                                                                 =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                    price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                    (NAV) each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of January 31, 2005.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $3,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $66,298,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                     CAPITAL LOSS CARRYOVERS
                           -------------------------------------------
                           EXPIRES                           BALANCE
                           -------                         -----------
                            2009                           $20,951,000
                            2011                            45,347,000
                                                           -----------
                                                 Total     $66,298,000
                                                           ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $216,215,000 and $196,078,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $91,140,000 and $3,049,000, respectively, resulting in net unrealized appreciation of $88,091,000.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $114,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $147,227,000 and received cash collateral of $152,231,000 for the loans. Of this amount, $152,227,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $4,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper A Rated Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,923,000, which is net of a performance adjustment of $(185,000) that decreased the base management fee of 0.24% by 0.02%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,318,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,103,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                                  YEAR ENDED JULY 31,
                                 ------------------------------------------------------------------------------------------------
                                       2005              2004            2003              2002              2001            2000
                                 ------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $    12.24        $    12.16      $    12.05        $    12.34        $    11.60      $    11.70
                                 ------------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                .28               .55             .60               .72               .80(a)          .78
   Net realized and
      unrealized gain (loss)            .22               .08             .12              (.28)              .76(a)         (.10)
                                 ------------------------------------------------------------------------------------------------
Total from investment
   operations                           .50               .63             .72               .44              1.56             .68
                                 ------------------------------------------------------------------------------------------------
Less distributions:
   From net investment income          (.28)             (.55)           (.61)             (.73)             (.82)           (.75)
   From realized capital gains            -                 -               -                 -                 -            (.03)
                                 ------------------------------------------------------------------------------------------------
Total distributions                    (.28)             (.55)           (.61)             (.73)             (.82)           (.78)
                                 ------------------------------------------------------------------------------------------------
Net asset value at end of
   period                        $    12.46        $    12.24      $    12.16        $    12.05        $    12.34      $    11.60
                                 ================================================================================================
Total return (%)*                      4.09              5.23            5.98              3.70             13.86            6.11
Net assets at end of
   period (000)                  $1,765,224        $1,710,032      $1,757,831        $1,665,239        $1,510,012      $1,273,281
Ratio of expenses to
   average net assets (%)**             .53(b,c)          .52(c)          .50(c,d)          .55(c,d)          .41(c)          .42(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                   -                 -               -               .55(c)              -               -
Ratio of net investment
   income to average
   net assets (%)**                    4.46(b)           4.36            4.79              5.89              6.63(a)         6.78
Portfolio turnover (%)                11.92             28.25           60.54             59.61             43.39           24.68

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2005, average net assets were
    $1,743,488,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, the amounts would have been:
       Net investment income $0.79
       Net realized and unrealized gain $0.77
       Ratio of net investment income to average net assets 6.57%
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSE PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2004 -
                                       AUGUST 1, 2004        JANUARY 31, 2005        JANUARY 31, 2005
                                       ---------------------------------------------------------------
Actual                                   $1,000.00              $1,040.90                  $2.75
Hypothetical
   (5% return before expenses)            1,000.00               1,022.51                   2.72

        *Expenses are equal to the Fund's annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.09% for the six-month period of August 1, 2004, through January 31, 2005.

52

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23424-0305                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.